Consolidated Statements of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (3,793,585)	$ (23,753,863)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation	58,536	9,750,511
Finance charges		6,807,702
Synthetic ATM commitment fee		500,000
Loss from change in fair value of common stock make-whole obligation		272,011
Change in fair value of investment in equity securities	(18,556)	322,134
Change in fair value of SAFE notes	212,200	955,000
Change in fair value of warrant liability		511,342
Change in fair value of convertible notes		471,400
Change in fair value of sponsor earnout shares		(4,076,200)
Depreciation expense	6	1,823
SAFE notes issuance costs	466,302
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(426,497)	(47,999)
Accounts payable	310,281	(3,389,540)
Accrued liabilities and other current liabilities	208,107	1,955,965
Net cash used in operating activities	(2,983,206)	(9,719,714)
Cash flows from investing activities:
Capital project costs		(1,010,180)
Land acquisition costs	(100,000)	(1,623,946)
Investment in equity securities	(200,000)	(1,600,000)
Investment in other long-term assets		(50,000)
Purchase of property and equipment	(1,974)	(15,237)
Promissory notes issued		(492,000)
Net cash used in investing activities	(301,974)	(4,791,363)
Cash flows from financing activities:
Proceeds from stock issuance, net of repurchases	87	260,927
Payment of equity issuance costs		(32,601)
Proceeds from early exercise of stock option awards	14,850
Proceeds from investor for issuance of SAFE notes	5,000,000	200,000
Proceeds from issuance of notes payable to related parties	1,000,000	2,000,000
Repayment of notes payable to related parties	(1,000,000)
Proceeds from exercise of warrants		1,561,655
Proceeds from issuance of convertible notes		2,100,000
Deferred transaction costs paid	(95,900)	(4,167,323)
Payment of issuance costs for SAFE notes to related parties	(435,000)
Proceeds from short-term loan	80,800	2,060,000
Repayment of short-term loan	(7,833)	(324,415)
Proceeds from advance received from PIPE investor		425,000
Proceeds from of business combination and issuance of PIPE shares		11,639,088
Repayment of sponsor promissory notes		(1,562,834)
Repurchase of unvested shares		(7,670)
Net cash provided by financing activities	4,557,004	14,151,827
Net (decrease)/ increase in cash	1,271,824	(359,250)
Cash at the beginning of the period		1,271,824
Cash at the end of the period	1,271,824	912,574
Supplemental disclosure for cash flow information:
Interest paid	7,667	16,055
Taxes paid		3,173
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs	909,209	3,354,121
Unpaid amount for repurchase of unvested shares	6,003
Conversion of legacy SAFE notes		64
Conversion of legacy convertible notes		26
Sponsor earnout share liability		4,076,200
Issuance of common stock to Sponsor		400
Net liabilities assumed upon closing of business combination		14,638,215
Issuance of common stock to non-redeeming shareholders		13
Unpaid SAFE note issuance costs	31,302
Unpaid capital project costs		2,310,223
Unpaid land purchase costs		16,619
Commitment and other fees for synthetic ATM		500,000
Unpaid finance charge related to common stock issuance to lenders		567,031
Finance charge related to Equity Kicker		$ 6,200,000